Other reserves	12 Months Ended
Mar. 31, 2023
Other reserves.
Other reserves

15.         Other reserves

The total share-based payments reserve at March 31, 2023 was approximately €41m (2022: €31m; 2021: €31m). The total cash-flow hedge reserve amounted to positive €31m at March 31, 2023 (2022: positive €1,295m; 2021: positive €211m). Further details of the Group’s derivatives are set out in Note 11 of the consolidated financial statements.